Summary Prospectus September 1, 2011 Direxion Long/Short Global IPO Fund

Investor Class:	Institutional Class:	Class C shares:	Service Class
DXIIX	DXIPX	DXGCX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://direxionfunds.com/document/regulatory_documents.html. You can also get this information at no cost by calling Fund Investor Services at 1-800-851-0511 or by sending an e-mail request to info@direxionfunds.com or from your financial intermediary. The Fund’s prospectus and statement of additional information, both dated September 1, 2011, are incorporated by reference into this Summary Prospectus.

Investment Objective

The Direxion Long/Short Global IPO Fund seeks capital appreciation.

Fees and Expenses of the Fund

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Investor		Institutional		Class C		Service
		Class		Class		Class		Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None		None		None		None
Maximum Deferred Sales Charge (Load) (as percentage of original purchase price or redemption proceeds, whichever is less)		None		None		1.00%		None
Redemption Fee (as a percentage of amount redeemed on shares redeemed within 90 days of date of purchase, if applicable)		1.00%		1.00%		None		1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees of the Fund		0.75%		0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees		0.25%		None		0.75%		0.75%
Other Expenses(1)		0.79%		0.54%		0.79%		0.79%
Operating Services Fee	0.54%		0.54%		0.54%		0.54%
Shareholder Servicing Fee	0.25%		N/A		0.25%		0.25%
Acquired Fund Fees and Expenses		0.11%		0.11%		0.11%		0.11%

Total Annual Fund Operating Expenses(2)		1.90%		1.40%		2.40%		2.40%

(1)	As of March 1, 2011 the Adviser reduced the Operating Services Fees for the Fund from 0.65% to 0.54%. As a result, “Other Expenses” have been restated to reflect current fees.

(2)	Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the “Financial Highlights” section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor Class	$193	$597	$1,026	$2,222
Institutional Class	$143	$443	$766	$1,680
Class C	$341	$841	$1,368	$2,809
Service Class	$243	$748	$1,280	$2,736

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes to shareholders who hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 365% of the average value of its portfolio.

Principal Investment Strategy

During normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its nets assets (plus the amount of any borrowing for investment purposes) in equity securities issued in connection with initial public offerings (“IPOs”) and spin-offs of domestic and foreign issuers, including issuers in emerging markets, and financial instruments that provide exposure to these IPOs. These financial instruments include, but are not limited to: American and global depositary receipts; futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; reverse repurchase agreements; and exchange-traded funds (“ETFs”) and other investment companies. In addition, on a day-to-day basis, the Fund holds U.S. government securities, short-term fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and/or other cash equivalents with maturities of one year or less to collateralize its derivatives exposure. The Fund’s investments in IPOs will be positioned long or short, depending upon Rafferty Asset Management’s (“Rafferty” or the “Adviser”) or IPOX® Capital Management, LLC’s (“IPOX Capital” or the “Subadviser”) outlook for an IPO. The Fund generates at least 40% of its exposure through positions, long or short, in non-U.S. issuers. In general, the Fund also will seek long and short exposure in a combination of IPOs and component securities of a broad based market index. For each dollar invested, the Fund would expect to have $1 of long exposure and $0.35 to $1 of short exposure to its selected portfolio securities. If the Fund is able to participate in IPOs at the offering price, it may be net long. The portfolio will be re-evaluated and modified on at least a monthly basis, however, modifications may occur more frequently. These modifications may result in a high portfolio turnover rate for the Fund.

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Principal Investment Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. Rafferty cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect many issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Active and Frequent Trading Risk — The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will generally be taxable to shareholders as ordinary income when distributed to them.
Adverse Market Conditions Risk — The Fund’s performance will suffer during conditions which are adverse to the Fund’s investment goals, including a broad stock market decline or a decline in the Fund’s particular holdings.
Adviser’s Investment Strategy Risk — While the Adviser and Subadviser seek to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s and Subadviser’s investment strategy will enable the Fund to achieve its investment objective.
Counterparty Risk — The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to particular securities, asset classes, or an index without actually purchasing those securities or investments, or to hedge a position. The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.
Currency Exchange Rate Risk — Changes in foreign currency exchange rates will affect the value of the Fund’s investments in securities denominated in a country’s currency and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.
Derivatives Risk — The Fund uses investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.
Emerging Markets Risk — Indirect investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. There may also be risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.
Equity Securities Risk — Investments in publicly issued equity securities in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s net asset value to fluctuate.
Foreign Securities Risk — Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries.
IPO Risk — The Fund invests in companies that have recently conducted an IPO. Special risks associated with IPOs may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history, all of which may contribute to price volatility. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of revenues or operating income. Foreign IPOs are subject to “Risks of Investing in Foreign Instrument Risk” and “Currency Exchange Rate Risk” described above.
Leverage Risk — The Fund may employ leveraged investment techniques, including the use of financial instruments to produce leveraged results as well as borrowing money for investment purposes. Use of leverage can magnify the effects of changes in the value of the Fund and makes the Fund’s returns more volatile, which may affect the performance of the Fund. The leveraged investment techniques that the Fund employs could cause investors in the Fund to lose more money in adverse environments.
Market Risk — The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.
Non-Diversification Risk — A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.
Options and Futures Contracts Risk — Options and futures prices may diverge from prices of their underlying instruments. Losses may occur due to unanticipated market price movements,

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the lack of a liquid market for an option or futures contract at a particular time or premiums paid by a Fund.
Other Investment Companies and Exchange Traded Funds Risk — Investments in the securities of other investment companies and ETFs may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.
Security Selection Risk — Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.
Shorting Securities Risk — Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices. The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds.
Valuation Time Risk — The Fund values its portfolio as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). Foreign market indices may close before the NYSE opens or may not be open for business on the same calendar days as the Fund.
Volatile Markets Risk — The Fund attempts to capture the economic advantage of investing in equity securities of IPOs. Significant short-term price movements in those securities could adversely impact the performance.

Performance

No prior investment performance is provided for the Fund because it does not have annual returns for at least one full calendar year prior to the date of the Prospectus. Updated performance is available on the Fund’s website at www.direxionfunds.com or by calling the Fund toll-free at (800) 851-0511.

Management

Investment Adviser. Rafferty Asset Management, LLC is the Fund’s investment adviser.

Investment Subadviser. IPOX® Capital Management, LLC is the Fund’s investment subadviser.

Portfolio Manager. Rafferty’s portfolio management team in connection with IPOX Capital’s portfolio management team have the day-to-day responsibility for managing the Fund’s asset allocation.

Years of Service
Portfolio Manager	with the Fund	Primary Title

Paul Brigandi	Since 2011	Portfolio Manager
Tony Ng	Since 2011	Portfolio Manager
Josef Schuster	Since Inception in 2010	Founder of IPOX Schuster LLC and IPOX Capital; Portfolio Manager
Darren Fabric	Since Inception in 2010	Co-Portfolio Manager

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day by written request via mail (Direxion Funds – Direxion Long/Short Global IPO Fund, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by wire transfer, by telephone at (800) 851-0511, or through a financial intermediary. Purchases and redemptions by telephone are only permitted if you previously established these options on your account. The Fund accepts investment in the following minimum amounts:

		Subsequent
Purchase Methods	Initial Purchases	Purchases

Minimum Investment: Investor Class, Class C and Service Class Accounts	$2,500 or a lesser amount if you are a client of a securities dealer, bank or other financial institution.	$0
Minimum Investment: Retirement Accounts (Regular, Roth and Spousal Individual Retirement Accounts (“IRAs”))	$1,000 or a lesser amount if you are a client of a securities dealer, bank or other financial institution.	$0
Minimum Investment Institutional Class Accounts	$5,000,000	$0

Tax Information

The Fund’s distributions to you are taxable, and will be taxed as ordinary income or net capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through such an arrangement, may be taxed later upon withdrawal of assets from the arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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